Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (36,004)	$ (54,648)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,955	2,066
Stock-based compensation	4,517	2,316
Non-cash operating lease expense	1,314	1,231
Amortization of premium on marketable securities, net	108	105
Change in fair value of warrant liabilities	(7,890)	(71)
Other expense related to the commitment shares issued to Lincoln Park	273	0
Transaction costs allocated to warrants in connection with Business Combination	0	409
Changes in operating assets and liabilities:
Accounts receivable	(1,978)	0
Prepaid expenses and other current assets	(50)	(2,296)
Other assets	(379)	(510)
Accounts payable	(2,038)	857
Accrued and other liabilities	(1,782)	3,789
Operating lease liabilities	(2,191)	(2,061)
Net cash used in operating activities	(44,145)	(48,813)
Investing activities:
Purchases of property and equipment	(728)	(1,269)
Purchases of marketable securities	(29,600)	(91,739)
Proceeds from sales of marketable securities	0	1,100
Proceeds from maturities of marketable securities	68,637	14,200
Net cash provided by (used in) investing activities	38,309	(77,708)
Financing activities:
Proceeds from issuance of common stock upon Business Combination and PIPE Financing, net of transaction costs	0	124,220
Proceeds from issuance of common stock upon exercise of stock options	0	411
Proceeds from issuance of common stock upon employee stock plan purchases	143	0
Repurchase and cancelation of common stock	(2,607)	0
Repurchase of warrants	(85)	0
Repurchase of early exercised stock options	(16)	(1)
Net cash (used in) provided by financing activities	(2,565)	124,630
Net decrease in cash, cash equivalents and restricted cash	(8,401)	(1,891)
Cash, cash equivalents and restricted cash at beginning of year	33,496	35,387
Cash, cash equivalents and restricted cash at end of year	25,095	33,496
Supplemental disclosure of noncash investing and financing activities:
Conversion of redeemable convertible preferred stock into common stock	0	133,097
Assumption of warrant liabilities in Business Combination	0	8,372
Transaction costs in Business Combination included in accounts payable and accrued liabilities	0	1,792
Purchases of property and equipment included in accounts payable and accrued expenses	85	22
Vesting of early exercises of stock options	101	207
Reclassification to liability for early exercised stock options	0	225
Increase in right-of-use assets and lease liabilities due to lease extension	0	257
Reconciliation Of Cash Cash Equivalents And Restricted Cash To Consolidated Balance Sheets Abstract
Cash and cash equivalents	24,690	33,091
Restricted cash	405	405
Cash, cash equivalents and restricted cash	$ 25,095	$ 33,496